Property, Plant, and Equipment - Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
	December 31, 2020	December 31, 2019

Building	$2,574	$2,574
Leasehold improvements	2,106	1,394
Machinery and equipment	12,526	4,276
Computer equipment	187	21
Furniture and fixtures	109	100
Construction in progress	1,533	1,366
	19,035	9,731
Less: accumulated depreciation	(2,952)	(1,493)

Net	$16,083	$8,238